Hedge accounting (Detail 8) - FX swaps / forwards - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	$ 11	$ 11
Cash outflows	11	11
Net cash flows	0	0
Due within 1 month
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	6	9
Cash outflows	6	9
Net cash flows	0	0
Due between 1 and 3 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	5	2
Cash outflows	5	2
Net cash flows	0	0
Due between 3 and 12 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	11	11
Cash outflows	11	11
Net cash flows	0	0
UBS AG | Due within 1 month
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	6	9
Cash outflows	6	9
Net cash flows	0	0
UBS AG | Due between 1 and 3 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	5	2
Cash outflows	5	2
Net cash flows	0	$ 0
UBS AG | Due between 3 and 12 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	$ 0